Pension And Other Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures
The following table (in thousands) presents information for the six months ended June 30, 2015, relating to the Pension Plans:

Net unfunded status of plans:
Net unfunded status at December 31, 2014, before tax adjustments	$(91,182)
Net benefit cost components reflected in net funded status during first quarter:
Service cost	(2,079)
Interest cost	(7,408)
Expected return on assets	11,206
Employer contributions during quarter	25,000
Net unfunded status at March 31, 2015, before tax adjustments	$(64,463)
Net benefit cost components reflected in net funded status during second quarter:
Service cost	(2,078)
Interest cost	(7,408)
Expected return on assets	11,206
Net unfunded status at June 30, 2015, before tax adjustments	$(62,743)

Regulatory assets related to pensions(1):
Regulatory assets at December 31, 2014, before tax adjustments	$236,891
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,216)
Amortization of net actuarial loss	(3,475)
Regulatory assets at March 31, 2015, before tax adjustments	$232,200
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,217)
Amortization of net actuarial loss	(3,475)
Regulatory assets at June 30, 2015, before tax adjustments	$227,508

(1)
Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation – Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts yet to be recognized as components of net periodic benefit costs.

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	$650,713	$763,600
Service cost	7,231	9,195
Interest cost	31,154	28,363
Actuarial loss (gain)	90,693	(99,455)
Amendments (primarily increases in pension bands)	1,233	(1)
Benefits paid	(32,603)	(50,989)
Projected benefit obligation at ending Measurement Date	748,421	650,713
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	561,586	495,082
Actual return on plan assets	74,147	67,791
Employer contributions	54,109	49,702
Benefits paid	(32,603)	(50,989)
Fair value of plan assets at ending Measurement Date	657,239	561,586
Unfunded status	$(91,182)	$(89,127)
Amounts recognized in the statement of financial position under ASC 715:
Current liabilities
Noncurrent liabilities	(91,182)	(89,127)
Net amount recognized	$(91,182)	$(89,127)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$1,233	$—
Net loss (gain) arising during period	58,439	(128,960)
Amortization of prior service cost	(4,853)	(4,916)
Amortization of loss	(9,710)	(22,735)
Total recognized in regulatory assets(1)	$45,109	$(156,611)
Total amounts included in accumulated other comprehensive income (loss)	NA(1)	NA(1)
Amounts included in regulatory assets and liabilities(1):
Net loss	$211,592	$162,863
Prior service cost	25,299	28,920
Total amounts included in regulatory assets	$236,891	$191,783

(1) Represents amounts included in regulatory assets (liabilities) yet to be recognized as components of net prepaid (accrued) benefit costs.

Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets
Information for Pension Plans with a projected benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Benefit obligation	$748,421	$650,713
Plan assets	657,239	561,586
Benefit obligation in excess of plan assets	$91,182	$89,127

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets
Information for Pension Plans with an accumulated benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Accumulated benefit obligation	$734,328	$638,048
Plan assets	657,239	561,586
Accumulated benefit obligation in excess of plan assets	$77,089	$76,462

Schedule Of Net Periodic Benefit Costs
The following table presents net periodic benefit cost information relating to the Pension Plans combined:

	For the Three Months Ended,		For the Six Months Ended,
	June 30,		June 30,
	2015	2014	2015	2014
	(In Thousands)		(In Thousands)
Components of net periodic benefit cost:
Service cost	$2,078	$1,807	$4,157	$3,615
Interest cost	7,408	7,789	14,816	15,577
Expected return on plan assets	(11,206)	(10,473)	(22,412)	(20,946)
Amortization of prior service cost	1,217	1,213	2,433	2,426
Amortization of actuarial loss	3,475	2,426	6,950	4,855
Net periodic benefit cost	$2,972	$2,762	$5,944	$5,527

	Pension benefits for years ended December 31,
	2014	2013	2012
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$7,231	$9,195	$7,986
Interest cost	31,154	28,363	30,232
Expected return on plan assets	(41,893)	(38,287)	(32,554)
Amortization of prior service cost	4,853	4,916	4,246
Recognized actuarial loss	9,710	22,735	19,471
Total pension cost	11,055	26,922	29,381
Less: amounts capitalized	1,426	2,881	2,497
Amount charged to expense	$9,629	$24,041	$26,884
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.92%	3.80%	4.56%
Discount rate – supplemental retirement plan	4.64%	3.41%	4.37%
Expected return on defined benefit pension plan assets	7.00%	7.25%	7.50%
Expected return on supplemental retirement plan assets	7.00%	7.25%	7.50%

Schedule Of Asset Allocation Guidelines	The following table summarizes the Company’s target pension plan allocation for 2014:

Asset Category:	Target Allocations
Equity Securities	60%
Debt Securities	40%

Schedule Of Fair Value Of Pension Plan Assets

	Fair Value Measurements at
	December 31, 2014
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$2,575	$2,575	$—	—%
Mutual funds:
U.S. equities	325,370	325,370	—	50%
International equities	56,662	56,662	—	9%
Fixed income	205,409	205,409	—	31%
Fixed income securities:
U.S. Treasury securities	66,913	66,913	—	10%
Hedge funds	310	—	310	—%
Total	$657,239	$656,929	$310	100%

	Fair Value Measurements at
	December 31, 2013
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$55,273	$55,273	$—	10%
Corporate stocks - common	45,875	45,875	—	8%
Mutual funds:
U.S. equities	182,251	182,251	—	33%
International equities	37,125	37,125	—	7%
Fixed income	1,568	1,568	—	—%
Fixed income securities:
U.S. Treasury securities	23,649	23,649	—	4%
U.S. Government agency securities	8,103	—	8,103	2%
Corporate bonds	159,393	—	159,393	28%
Hedge funds	7,750	—	7,750	1%
Other funds	40,599	40,599	—	7%
Total	$561,586	$386,340	$175,246	100%

Schedule Of Expected Benefit Payments

Year	Pension Benefits
(In Thousands)
2015	$36,339
2016	37,803
2017	39,372
2018	40,674
2019	42,086
2020 through 2024 (in total)	227,282

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures
The following table (in thousands) presents information for the six months ended June 30, 2015, relating to the Pension Plans:

Net unfunded status of plans:
Net unfunded status at December 31, 2014, before tax adjustments	$(91,182)
Net benefit cost components reflected in net funded status during first quarter:
Service cost	(2,079)
Interest cost	(7,408)
Expected return on assets	11,206
Employer contributions during quarter	25,000
Net unfunded status at March 31, 2015, before tax adjustments	$(64,463)
Net benefit cost components reflected in net funded status during second quarter:
Service cost	(2,078)
Interest cost	(7,408)
Expected return on assets	11,206
Net unfunded status at June 30, 2015, before tax adjustments	$(62,743)

Regulatory assets related to pensions(1):
Regulatory assets at December 31, 2014, before tax adjustments	$236,891
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,216)
Amortization of net actuarial loss	(3,475)
Regulatory assets at March 31, 2015, before tax adjustments	$232,200
Amount reclassified through net benefit cost:
Amortization of prior service cost	(1,217)
Amortization of net actuarial loss	(3,475)
Regulatory assets at June 30, 2015, before tax adjustments	$227,508

(1)
Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation - Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts yet to be recognized as components of net periodic benefit costs.

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at beginning Measurement Date (see below)	$650,713	$763,600
Service cost	7,231	9,195
Interest cost	31,154	28,363
Actuarial loss (gain)	90,693	(99,455)
Amendments (primarily increases in pension bands)	1,233	(1)
Benefits paid	(32,603)	(50,989)
Projected benefit obligation at ending Measurement Date	748,421	650,713
Change in plan assets:
Fair value of plan assets at beginning Measurement Date	561,586	495,082
Actual return on plan assets	74,147	67,791
Employer contributions	54,109	49,702
Benefits paid	(32,603)	(50,989)
Fair value of plan assets at ending Measurement Date	657,239	561,586
Unfunded status	$(91,182)	$(89,127)
Amounts recognized in the statement of financial position under ASC 715:
Current liabilities	$—	$—
Noncurrent liabilities	(91,182)	(89,127)
Net amount recognized	$(91,182)	$(89,127)
Sources of change in regulatory assets(1)
Prior service cost arising during period	$1,233	$—
Net loss (gain) arising during period	58,439	(128,960)
Amortization of prior service cost	(4,853)	(4,916)
Amortization of loss	(9,710)	(22,735)
Total recognized in regulatory assets(1)	$45,109	$(156,611)
Total amounts included in accumulated other comprehensive income (loss)	NA(1)	NA(1)
Amounts included in regulatory assets and liabilities(1):
Net loss	$211,592	$162,863
Prior service cost	25,299	28,920
Total amounts included in regulatory assets	$236,891	$191,783

(1) Represents amounts included in regulatory assets (liabilities) yet to be recognized as components of net prepaid (accrued) benefit costs.

Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets
Information for Pension Plans with a projected benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Benefit obligation	$748,421	$650,713
Plan assets	657,239	561,586
Benefit obligation in excess of plan assets	$91,182	$89,127

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets
Information for Pension Plans with an accumulated benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2014	2013
	(In Thousands)
Accumulated benefit obligation	$734,328	$638,048
Plan assets	657,239	561,586
Accumulated benefit obligation in excess of plan assets	$77,089	$76,462

Schedule Of Net Periodic Benefit Costs
The following table presents net  periodic benefit cost information relating to the Pension Plans combined:

	For the Three Months Ended,		For the Six Months Ended,
	June 30,		June 30,
	2015	2014	2015	2014
	(In Thousands)		(In Thousands)
Components of net periodic benefit cost:
Service cost	$2,078	$1,807	$4,157	$3,615
Interest cost	7,408	7,789	14,816	15,577
Expected return on plan assets	(11,206)	(10,473)	(22,412)	(20,946)
Amortization of prior service cost	1,217	1,213	2,433	2,426
Amortization of actuarial loss	3,475	2,426	6,950	4,855
Net periodic benefit cost	$2,972	$2,762	$5,944	$5,527

	Pension benefits for years ended December 31,
	2014	2013	2012
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$7,231	$9,195	$7,986
Interest cost	31,154	28,363	30,232
Expected return on plan assets	(41,893)	(38,287)	(32,554)
Amortization of prior service cost	4,853	4,916	4,246
Recognized actuarial loss	9,710	22,735	19,471
Total pension cost	11,055	26,922	29,381
Less: amounts capitalized	1,426	2,881	2,497
Amount charged to expense	$9,629	$24,041	$26,884
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	4.92%	3.80%	4.56%
Discount rate – supplemental retirement plan	4.64%	3.41%	4.37%
Expected return on defined benefit pension plan assets	7.00%	7.25%	7.50%
Expected return on supplemental retirement plan assets	7.00%	7.25%	7.50%

Schedule Of Asset Allocation Guidelines	The following table summarizes the Company’s target pension plan allocation for 2014:

Asset Category	Target Allocations
Equity Securities	60%
Debt Securities	40%

Schedule Of Fair Value Of Pension Plan Assets

	Fair Value Measurements at
	December 31, 2014
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$2,575	$2,575	$—	—%
Mutual funds:
U.S. equities	325,370	325,370	—	50%
International equities	56,662	56,662	—	9%
Fixed income	205,409	205,409	—	31%
Fixed income securities:
U.S. Treasury securities	66,913	66,913	—	10%
Hedge funds	310	—	310	—%
Total	$657,239	$656,929	$310	100%

	Fair Value Measurements at
	December 31, 2013
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Short-term investments	$55,273	$55,273	$—	10%
Corporate stocks - common	45,875	45,875	—	8%
Mutual funds:
U.S. equities	182,251	182,251	—	33%
International equities	37,125	37,125	—	7%
Fixed income	1,568	1,568	—	—%
Fixed income securities:
U.S. Treasury securities	23,649	23,649	—	4%
U.S. Government agency securities	8,103	—	8,103	2%
Corporate bonds	159,393	—	159,393	28%
Hedge funds	7,750	—	7,750	1%
Other funds	40,599	40,599	—	7%
Total	$561,586	$386,340	$175,246	100%

Schedule Of Expected Benefit Payments
Projected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2015	$36,339
2016	37,803
2017	39,372
2018	40,674
2019	42,086
2020 through 2024 (in total)	227,282